Note 8 - Leases - Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Amortization of right of use asset	$ 5,970	$ 4,746
Interest on lease liabilities	1,048	1,102
Finance lease cost	7,018	5,848
Operating lease cost	19,250	23,736
Total lease cost	26,268	29,584
Operating cash flows from finance leases	1,048	1,102
Operating cash flows from operating leases	19,010	23,864
Financing cash flows from finance leases	7,868	6,321
Total	27,926	31,287
Right-of-use assets obtained in exchange for new finance lease liabilities	10,226	1,740
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 8,508	$ 2,009
Financing leases, lease term (Year)	4 years 7 months 6 days	4 years 6 months
Operating leases, lease term (Year)	4 years 3 months 18 days	3 years 6 months
Financing leases, discount rate	3.40%	4.10%
Operating leases, discount rate	4.20%	4.40%